                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:

       Nancy L. Conlin, Secretary                   Timothy W. Diggins, Esq.
  State Street Bank and Trust Company                   Ropes & Gray LLP
  4 Copley Place, 5th Floor, CPH 0326               One International Place
      Boston, Massachusetts 02116               Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- 96.9%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co. Class A                          15,846   $          377
Amazon.Com, Inc. (a)                                     61,692            4,531
Apollo Group, Inc. Class A (a)                           20,329            1,592
AutoNation, Inc. (a)                                     23,063              320
AutoZone, Inc. (a)                                        7,064            1,149
Bed Bath & Beyond, Inc. (a)                              49,845            1,234
Best Buy Co., Inc.                                       65,819            2,499
Big Lots, Inc. (a)                                       16,227              337
Black & Decker Corp.                                     11,937              377
Carnival Corp.                                           84,650            1,828
CBS Corp. Class B                                       130,703              502
Centex Corp.                                             24,082              181
Coach, Inc. (a)                                          63,228            1,056
Comcast Corp. Class A                                   556,648            7,593
D.R. Horton, Inc.                                        52,876              513
Darden Restaurants, Inc.                                 25,688              880
DIRECTV Group, Inc. (a)                                 104,377            2,379
Eastman Kodak Co.                                        54,482              207
eBay, Inc. (a)                                          206,503            2,594
Expedia, Inc. (a)                                        39,215              356
Family Dollar Stores, Inc.                               26,858              896
Ford Motor Co. (a)                                      462,398            1,216
Fortune Brands, Inc.                                     27,745              681
GameStop Corp. Class A (a)                               32,400              908
Gannett Co., Inc.                                        42,074               93
Gap, Inc.                                                87,698            1,139
General Motors Corp.                                    122,645              238
Genuine Parts Co.                                        30,509              911
Goodyear Tire & Rubber Co. (a)                           45,257              283
H&R Block, Inc.                                          66,915            1,217
Harley-Davidson, Inc.                                    43,201              578
Harman International Industries, Inc.                    10,521              142
Hasbro, Inc.                                             24,425              612
Home Depot, Inc.                                        327,712            7,721
Host Hotels & Resorts, Inc.                             100,665              395
International Game Technology                            55,119              508
Interpublic Group of Cos., Inc. (a)                      83,694              345
JC Penney Co., Inc.                                      44,310              889
Johnson Controls, Inc.                                  117,686            1,412
KB HOME                                                  14,794              195
Kohl's Corp. (a)                                         58,433            2,473
Lennar Corp. Class A                                     27,931              210
Limited Brands                                           48,767              424
Lowe's Cos., Inc.                                       283,062            5,166
Macy's, Inc.                                             76,523              681
Marriot International, Inc. Class A                      57,321              938
Mattel, Inc.                                             66,976              772
McDonald's Corp.                                        214,325           11,696
McGraw-Hill, Inc.                                        60,266            1,378
Meredith Corp.                                            7,889              131
New York Times Co. Class A                               22,922              104
Newell Rubbermaid, Inc.                                  51,593              329
News Corp. Class A                                      442,209            2,927
NIKE, Inc. Class B                                       75,052            3,519

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Nordstrom, Inc.                                          32,733   $          548
O'Reilly Automotive, Inc. (a)                            25,800              903
Office Depot, Inc. (a)                                   51,256               67
Omnicom Group, Inc.                                      59,741            1,398
Polo Ralph Lauren Corp.                                  10,615              449
Pulte Homes, Inc.                                        41,426              453
Radioshack Corp.                                         26,203              225
Scripps Networks Interactive, Inc. Class A               16,835              379
Sears Holdings Corp. (a)                                 10,274              470
Snap-On, Inc.                                            11,612              291
Stanley Works                                            14,583              425
Staples, Inc.                                           138,633            2,511
Starbucks Corp. (a)                                     144,261            1,603
Starwood Hotels & Resorts Worldwide, Inc.                33,647              427
Target Corp.                                            144,816            4,980
Tiffany & Co.                                            22,280              480
Time Warner Cable, Inc.                                  67,471            1,673
Time Warner, Inc.                                       230,790            4,454
TJX Cos., Inc.                                           81,406            2,087
V.F. Corp.                                               16,793              959
Viacom, Inc. Class B (a)                                114,622            1,992
Walt Disney Co.                                         359,045            6,520
Washington Post Co. Class B                               1,060              379
Whirlpool Corp.                                          13,761              407
Wyndham Worldwide Corp.                                  34,299              144
Wynn Resorts, Ltd. (a)                                   12,200              244
Yum! Brands, Inc.                                        89,692            2,465
                                                                  --------------
                                                                         118,565
                                                                  --------------
CONSUMER STAPLES -- 12.4%
Altria Group, Inc.                                      395,299            6,333
Archer-Daniels-Midland Co.                              124,324            3,454
Avon Products, Inc.                                      80,660            1,551
Brown-Forman Corp. Class B                               18,655              724
Campbell Soup Co.                                        39,265            1,074
Clorox Co.                                               27,343            1,408
Coca-Cola Co.                                           383,811           16,869
Coca-Cola Enterprises, Inc.                              62,501              824
Colgate-Palmolive Co.                                    95,901            5,656
ConAgra Foods, Inc.                                      84,075            1,418
Constellation Brands, Inc. Class A (a)                   37,426              445
Costco Wholesale Corp.                                   83,289            3,858
CVS Caremark Corp.                                      281,232            7,731
Dean Foods Co. (a)                                       29,658              536
Dr Pepper Snapple Group, Inc. (a)                        51,300              868
Estee Lauder Cos, Inc. Class A                           23,252              573
General Mills, Inc.                                      64,432            3,214
H.J. Heinz Co.                                           60,269            1,993
Hormel Foods Corp.                                       13,400              425
Kellogg Co.                                              48,335            1,771
Kimberly-Clark Corp.                                     80,100            3,693
Kraft Foods, Inc. Class A                               280,909            6,262
Kroger Co.                                              124,876            2,650
Lorillard, Inc.                                          32,461            2,004

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
McCormick & Co., Inc.                                    24,853   $          735
Molson Coors Brewing Co., Class B                        28,562              979
Pepsi Bottling Group, Inc.                               26,753              592
PepsiCo, Inc.                                           300,156           15,452
Philip Morris International, Inc.                       385,399           13,713
Procter & Gamble Co.                                    563,119           26,517
Reynolds American, Inc.                                  33,187            1,189
Safeway, Inc.                                            84,164            1,699
Sara Lee Corp.                                          139,034            1,123
SuperValu, Inc.                                          41,948              599
Sysco Corp.                                             114,809            2,618
The Hershey Company                                      31,782            1,105
The J.M. Smucker Co.                                     22,760              848
Tyson Foods, Inc., Class A                               57,835              543
Wal-Mart Stores, Inc.                                   429,702           22,388
Walgreen Co.                                            191,118            4,961
Whole Foods Market, Inc.                                 25,433              427
                                                                  --------------
                                                                         170,822
                                                                  --------------
ENERGY -- 12.7%
Anadarko Petroleum Corp.                                 88,626            3,447
Apache Corp.                                             64,025            4,103
Baker Hughes, Inc.                                       59,078            1,687
BJ Services Co.                                          52,248              520
Cabot Oil & Gas Corp.                                    20,300              479
Cameron International Corp. (a)                          41,400              908
Chesapeake Energy Corp.                                 107,482            1,834
Chevron Corp. (e)                                       385,146           25,897
ConocoPhillips                                          284,230           11,130
Consol Energy, Inc.                                      35,773              903
Devon Energy Corp.                                       84,951            3,796
Diamond Offshore Drilling, Inc.                          13,200              830
El Paso Corp.                                           132,492              828
ENSCO International, Inc.                                26,077              688
EOG Resources, Inc.                                      47,717            2,613
EQT Corp.                                                24,300              761
ExxonMobil Corp. (e)                                    951,372           64,788
Halliburton Co.                                         170,334            2,635
Hess Corp.                                               54,201            2,938
Marathon Oil Corp.                                      136,277            3,583
Massey Energy Co.                                        14,300              145
Murphy Oil Corp.                                         37,241            1,667
Nabors Industries, Ltd. (a)                              51,604              516
National Oilwell Varco, Inc. (a)                         81,057            2,327
Noble Energy, Inc.                                       33,310            1,795
Occidental Petroleum Corp.                              156,044            8,684
Peabody Energy Corp.                                     50,924            1,275
Pioneer Natural Resources Co.                            21,600              356
Questar Corp.                                            32,968              970
Range Resources Corp.                                    29,400            1,210
Rowan Cos., Inc.                                         19,520              234
Schlumberger, Ltd.                                      230,175            9,350
Smith International, Inc.                                42,934              922
Southwestern Energy Co. (a)                              67,000            1,989

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Spectra Energy Corp.                                    123,098   $        1,741
Sunoco, Inc.                                             21,584              572
Tesoro Corp.                                             26,365              355
Valero Energy Corp.                                      99,109            1,774
Williams Cos., Inc.                                     109,968            1,251
XTO Energy, Inc.                                        110,952            3,397
                                                                  --------------
                                                                         174,898
                                                                  --------------
FINANCIALS -- 10.8%
AFLAC, Inc.                                              88,890            1,721
Allstate Corp.                                          102,006            1,953
American Express Co.                                    224,064            3,054
American International Group, Inc.                      483,466              483
Ameriprise Financial, Inc.                               43,707              896
AON Corp.                                                52,147            2,129
Apartment Investment & Management Co. Class A            29,552              162
Assurant, Inc.                                           21,431              467
AvalonBay Communities, Inc.                              15,398              725
Bank of America Corp.                                 1,236,371            8,432
Bank of New York Mellon Corp.                           221,785            6,265
BB&T Corp.                                              106,970            1,810
Boston Properties, Inc.                                  22,967              804
Capital One Financial Corp.                              74,963              917
CB Richard Ellis Group, Inc. Class A (a)                 47,275              190
Charles Schwab Corp.                                    181,393            2,812
Chubb Corp.                                              68,675            2,906
Cincinnati Financial Corp.                               31,214              714
CIT Group, Inc.                                          75,542              215
Citigroup, Inc.                                       1,062,702            2,689
CME Group, Inc.                                          12,991            3,201
Comerica, Inc.                                           27,144              497
Discover Financial Services                              95,905              605
E*Trade Financial Corp. (a)                              81,315              104
Equity Residential                                       51,457              944
Federated Investors, Inc. Class B                        15,270              340
Fifth Third Bancorp                                     107,116              313
First Horizon National Corp.                             41,346              444
Franklin Resources, Inc.                                 29,680            1,599
Genworth Financial, Inc. Class A                         79,351              151
Goldman Sachs Group, Inc.                                89,200            9,457
Hartford Financial Services Group, Inc.                  58,297              458
HCP, Inc.                                                46,700              834
Health Care REIT, Inc.                                   21,400              655
Hudson City Bancorp, Inc.                               103,492            1,210
Huntington Bancshares, Inc.                              64,656              107
IntercontinentalExchange, Inc. (a)                       13,980            1,041
Invesco Ltd.                                             75,800            1,051
J.P. Morgan Chase & Co.                                 722,315           19,199
Janus Capital Group, Inc.                                26,407              176
KeyCorp                                                  93,575              736
Kimco Realty Corp.                                       41,069              313
Legg Mason, Inc.                                         26,342              419
Leucadia National Corp. (a)                              35,436              528

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
FINANCIALS -- (CONTINUED)
Lincoln National Corp.                                   46,692   $          312
Loews Corp.                                              69,031            1,526
M & T Bank Corp.                                         14,137              640
Marsh & McLennan Cos., Inc.                              98,453            1,994
Marshall & Ilsley Corp.                                  45,493              256
Mastercard, Inc. Class A                                 14,000            2,345
MBIA, Inc. (a)                                           31,984              146
MetLife, Inc.                                           156,496            3,563
Moody's Corp.                                            38,966              893
Morgan Stanley                                          207,530            4,725
NASDAQ OMX Group, Inc. (a)                               24,600              482
Northern Trust Corp.                                     43,206            2,585
NYSE Euronext                                            52,300              936
Paychex, Inc.                                            61,038            1,567
People's United Financial Inc.                           68,100            1,224
PNC Financial Services Group, Inc.                       81,517            2,388
Principal Financial Group, Inc.                          50,491              413
Progressive Corp. (a)                                   127,401            1,712
ProLogis                                                 48,091              313
Prudential Financial, Inc.                               81,039            1,541
Public Storage, Inc.                                     23,887            1,320
Regions Financial Corp.                                 129,789              553
Simon Property Group, Inc.                               49,324            1,709
SLM Corp. (a)                                            91,354              452
State Street Corp. (b)                                   81,725            2,515
SunTrust Banks, Inc.                                     66,618              782
T. Rowe Price Group, Inc.                                50,875            1,468
Torchmark Corp.                                          15,621              410
Total System Services, Inc.                              37,775              522
Travelers Cos, Inc.                                     112,504            4,572
U.S. Bancorp                                            339,052            4,954
Unum Group                                               60,829              760
Ventas, Inc.                                             27,400              619
Vornado Realty Trust                                     26,805              891
Wells Fargo Co.                                         817,649           11,643
Western Union Co.                                       133,285            1,675
XL Capital, Ltd. Class A                                 65,468              357
Zions Bancorp                                            21,753              214
                                                                  --------------
                                                                         148,703
                                                                  --------------
HEALTH CARE -- 14.5%
Abbott Laboratories                                     298,106           14,220
Aetna, Inc.                                              89,650            2,181
Allergan, Inc.                                           58,392            2,789
AmerisourceBergen Corp.                                  29,893              976
Amgen, Inc. (a)                                         199,636            9,886
Baxter International, Inc.                              118,661            6,078
Becton, Dickinson & Co.                                  46,397            3,120
Biogen Idec, Inc. (a)                                    56,831            2,979
Boston Scientific Corp. (a)                             292,334            2,324
Bristol-Myers Squibb Co.                                382,538            8,385
C.R. Bard, Inc.                                          18,697            1,490
Cardinal Health, Inc.                                    69,857            2,199
Celgene Corp. (a)                                        87,918            3,904

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Cephalon, Inc. (a)                                       13,400   $          912
CIGNA Corp.                                              53,596              943
Coventry Health Care, Inc. (a)                           27,603              357
Covidien Ltd.                                            97,704            3,248
DaVita, Inc. (a)                                         20,300              892
Dentsply International Inc.                              27,200              730
Eli Lilly & Co.                                         193,475            6,464
Express Scripts, Inc. (a)                                47,599            2,198
Forest Laboratories, Inc. (a)                            58,202            1,278
Genzyme Corp. (a)                                        52,692            3,129
Gilead Sciences, Inc. (a)                               175,599            8,134
Hospira, Inc. (a)                                        31,703              978
Humana, Inc. (a)                                         32,007              835
Intuitive Surgical, Inc. (a)                              7,500              715
Johnson & Johnson                                       532,849           28,028
King Pharmaceuticals, Inc. (a)                           48,592              344
Laboratory Corp. of America Holdings (a)                 20,622            1,206
Life Technologies Corp. (a)                              33,687            1,094
McKesson Corp.                                           52,955            1,856
Medco Health Solutions, Inc. (a)                         94,168            3,893
Medtronic, Inc.                                         213,878            6,303
Merck & Co., Inc.                                       406,819           10,882
Millipore Corp. (a)                                      11,135              639
Mylan Inc. (a)                                           60,109              806
Patterson Cos., Inc. (a)                                 18,294              345
Pfizer, Inc.                                          1,296,671           17,661
Quest Diagnostics, Inc.                                  29,800            1,415
Schering-Plough Corp.                                   313,455            7,382
St. Jude Medical, Inc. (a)                               66,126            2,402
Stryker Corp.                                            46,089            1,569
Tenet Healthcare Corp. (a)                               66,670               77
UnitedHealth Group, Inc.                                235,496            4,929
Varian Medical Systems, Inc. (a)                         22,860              696
Watson Pharmaceuticals, Inc. (a)                         20,646              642
Wellpoint, Inc. (a)                                      98,138            3,726
Wyeth                                                   256,287           11,031
Zimmer Holdings, Inc. (a)                                43,552            1,590
                                                                  --------------
                                                                         199,860
                                                                  --------------
INDUSTRIALS -- 9.7%
3M Co.                                                  133,772            6,651
Amphenol Corp. Class A                                   34,300              977
Avery Dennison Corp.                                     21,588              482
Boeing Co.                                              138,688            4,935
Burlington Northern Santa Fe Corp.                       52,882            3,181
Caterpillar, Inc.                                       116,579            3,260
CH Robinson Worldwide, Inc.                              31,961            1,458
Cintas Corp.                                             25,088              620
Cooper Industries, Ltd. Class A                          32,034              828
CSX Corp.                                                75,538            1,953
Cummins, Inc.                                            37,258              948
Danaher Corp.                                            48,986            2,656
Deere & Co.                                              82,537            2,713
Dover Corp.                                              36,795              971
Eaton Corp.                                              31,995            1,179

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- (CONTINUED)
Emerson Electric Co.                                    145,048   $        4,145
Equifax, Inc.                                            23,683              579
Expeditors International Washington, Inc.                40,120            1,135
Fastenal Co.                                             25,500              820
FedEx Corp.                                              59,500            2,647
Flir Systems, Inc. (a)                                   28,900              592
Flowserve Corp.                                          10,300              578
Fluor Corp.                                              35,360            1,222
General Dynamics Corp.                                   74,661            3,105
General Electric Co. (e)                              2,029,533           20,519
Goodrich Co.                                             24,445              926
Honeywell International, Inc.                           142,581            3,972
Illinois Tool Works, Inc.                                75,071            2,316
Ingersoll-Rand Co. Class A                               63,557              877
Iron Mountain, Inc. (a)                                  33,700              747
ITT Industries, Inc.                                     35,192            1,354
Jacobs Engineering Group, Inc. (a)                       23,400              905
L-3 Communications Holdings, Inc.                        23,303            1,580
Leggett & Platt, Inc.                                    27,898              362
Lockheed Martin Corp.                                    64,352            4,442
Manitowoc Co., Inc.                                      24,000               78
Masco Corp.                                              67,523              471
Monster Worldwide, Inc. (a)                              22,609              184
Norfolk Southern Corp.                                   71,255            2,405
Northrop Grumman Corp.                                   62,811            2,741
PACCAR, Inc.                                             70,874            1,826
Pall Corp.                                               22,209              454
Parker-Hannifin Corp.                                    31,803            1,081
Pitney Bowes, Inc.                                       40,027              935
Precision Castparts Corp.                                26,907            1,612
R.R. Donnelley & Sons Co.                                38,309              281
Raytheon Co.                                             79,082            3,079
Republic Services, Inc.                                  61,603            1,057
Robert Half International, Inc.                          30,640              546
Rockwell Automation, Inc.                                27,505              601
Rockwell Collins, Inc.                                   30,231              987
Ryder Systems, Inc.                                       9,821              278
Southwest Airlines Co.                                  147,786              935
Stericycle, Inc. (a)                                     17,100              816
Textron, Inc.                                            45,239              260
Thermo Fisher Scientific, Inc. (a)                       80,424            2,869
Union Pacific Corp.                                      97,568            4,011
United Parcel Service, Inc. Class B                     192,246            9,462
United Technologies Corp.                               181,578            7,804
W.W. Grainger, Inc.                                      12,169              854
Waste Management, Inc.                                   95,239            2,438
                                                                  --------------
                                                                         133,700
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.8%
Adobe Systems, Inc. (a)                                  99,157            2,121
Advanced Micro Devices, Inc. (a)                        114,986              351
Affiliated Computer Services, Inc. Class A (a)           18,737              897

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
Agilent Technologies, Inc. (a)                           68,068   $        1,046
Akamai Technologies, Inc. (a)                            34,224              664
Altera Corp.                                             58,354            1,024
Analog Devices, Inc.                                     54,669            1,053
Apple Inc. (a)                                          171,184           17,995
Applied Materials, Inc.                                 257,707            2,770
Autodesk, Inc. (a)                                       41,676              701
Automatic Data Processing, Inc.                          98,117            3,450
BMC Software, Inc. (a)                                   35,621            1,176
Broadcom Corp. Class A (a)                               83,259            1,664
CA, Inc.                                                 73,599            1,296
CIENA Corp. (a)                                          14,529              113
Cisco Systems, Inc. (a)                               1,122,019           18,816
Citrix Systems, Inc. (a)                                 33,467              758
Cognizant Technology Solutions Corp.
   Class A (a)                                           54,884            1,141
Computer Sciences Corp. (a)                              28,244            1,041
Compuware Corp. (a)                                      51,350              338
Convergys Corp. (a)                                      20,035              162
Corning, Inc.                                           297,476            3,948
Dell, Inc. (a)                                          330,450            3,133
Dun & Bradstreet Corp.                                    9,900              762
Electronic Arts, Inc. (a)                                62,700            1,141
EMC Corp. (a)                                           386,784            4,409
Fidelity National Information Services, Inc.             36,777              669
Fiserv, Inc. (a)                                         29,952            1,092
Google, Inc. Class A (a)                                 46,190           16,077
Harris Corp.                                             26,400              764
Hewlett-Packard Co.                                     462,216           14,819
IMS Health, Inc.                                         34,832              434
Intel Corp.                                           1,072,456           16,140
International Business Machines Corp.                   257,742           24,973
Intuit, Inc. (a)                                         61,963            1,673
Jabil Circuit, Inc.                                      39,951              222
Juniper Networks, Inc. (a)                              100,793            1,518
KLA-Tencor Corp.                                         34,105              682
Lexmark International Group, Inc. Class A (a)            15,842              267
Linear Technology Corp.                                  43,763            1,006
LSI Corp. (a)                                           112,662              342
McAfee, Inc. (a)                                         28,700              961
MEMC Electronic Materials, Inc. (a)                      40,878              674
Microchip Technology, Inc.                               33,189              703
Micron Technology, Inc. (a)                             142,362              578
Microsoft Corp. (e)                                   1,468,935           26,984
Molex, Inc.                                              24,805              341
Motorola, Inc.                                          436,765            1,848
National Semiconductor Corp.                             39,396              405
NetApp, Inc. (a)                                         61,157              908
Novell, Inc. (a)                                         68,720              293
Novellus Systems, Inc. (a)                               20,030              333
NVIDIA Corp. (a)                                        100,756              993
Oracle Corp.                                            739,862           13,369
PerkinElmer, Inc.                                        21,118              270

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
QLogic Corp. (a)                                         24,322   $          270
QUALCOMM, Inc.                                          318,311           12,385
Salesforce.com, Inc. (a)                                 21,200              694
SanDisk Corp. (a)                                        46,167              584
Sun Microsystems, Inc. (a)                              142,341            1,042
Symantec Corp. (a)                                      159,663            2,385
Tellabs, Inc. (a)                                        73,830              338
Teradata Corp. (a)                                       33,520              544
Teradyne, Inc. (a)                                       27,649              121
Texas Instruments, Inc.                                 244,899            4,043
Tyco Electronics Ltd.                                    86,204              952
VeriSign, Inc. (a)                                       37,521              708
Waters Corp. (a)                                         18,665              690
Xerox Corp.                                             161,834              736
Xilinx, Inc.                                             53,002            1,016
Yahoo!, Inc. (a)                                        267,619            3,428
                                                                  --------------
                                                                         231,244
                                                                  --------------
MATERIALS -- 3.4%
Air Products & Chemicals, Inc.                           40,009            2,250
AK Steel Holding Corp.                                   20,000              142
Alcoa, Inc.                                             181,849            1,335
Allegheny Technologies, Inc.                             17,528              384
Ball Corp.                                               17,562              762
Bemis Co., Inc.                                          17,262              362
CF Industries Holdings, Inc.                              9,750              694
Domtar Corp. (a)(c)                                          11               --
Dow Chemical Co.                                        181,728            1,532
E.I. Du Pont de Nemours & Co.                           174,612            3,899
Eastman Chemical Co.                                     14,204              381
Ecolab, Inc.                                             32,966            1,145
Freeport-McMoRan Copper & Gold, Inc. Class B             79,352            3,024
International Flavors & Fragrances, Inc.                 14,331              437
International Paper Co.                                  82,811              583
MeadWestvaco Corp.                                       32,320              388
Monsanto Co.                                            105,855            8,797
Newmont Mining Corp.                                     94,606            4,235
Nucor Corp.                                              60,254            2,300
Owens-Illinois, Inc. (a)                                 31,400              453
Pactiv Corp. (a)                                         23,915              349
Plum Creek Timber Co., Inc.                              33,011              960
PPG Industries, Inc.                                     31,871            1,176
Praxair, Inc.                                            59,011            3,971
Rohm & Haas Co.                                          24,406            1,924
Sealed Air Corp.                                         28,492              393
Sherwin-Williams Co.                                     18,396              956
Sigma-Aldrich Corp.                                      23,934              904
Titanium Metals Corp.                                    16,600               91
United States Steel Corp.                                20,978              443
Vulcan Materials Co.                                     20,861              924
Weyerhaeuser Co.                                         41,537            1,145
                                                                  --------------
                                                                          46,339
                                                                  --------------

                                                                      MARKET
                                                                       VALUE
                                                     SHARES            (000)
                                                 --------------   --------------
TELECOMMUNICATION SERVICES -- 3.9%
American Tower Corp. Class A (a)                         76,800   $        2,337
AT&T, Inc.                                            1,135,350           28,611
CenturyTel, Inc.                                         19,441              547
Embarq Corp.                                             27,397            1,037
Fairpoint Communications, Inc. (c)                            8               --
Frontier Communications Corp.                            60,384              434
JDS Uniphase Corp. (a)                                   42,723              139
Qwest Communications International, Inc.                283,890              971
Sprint Nextel Corp. (a)                                 554,765            1,980
Verizon Communications, Inc.                            547,666           16,539
Windstream Corp.                                         79,613              642
                                                                  --------------
                                                                          53,237
                                                                  --------------
UTILITIES -- 4.1%
AES Corp. (a)                                           128,395              746
Allegheny Energy, Inc.                                   33,059              766
Ameren Corp.                                             41,060              952
American Electric Power Co., Inc.                        77,652            1,961
CenterPoint Energy, Inc.                                 65,611              684
CMS Energy Corp.                                         45,756              542
Consolidated Edison, Inc.                                52,552            2,082
Constellation Energy Group, Inc.                         38,914              804
Dominion Resources, Inc.                                111,662            3,460
DTE Energy Co.                                           30,484              844
Duke Energy Corp.                                       248,920            3,565
Dynegy, Inc. Class A (a)                                 82,690              117
Edison International                                     62,119            1,790
Entergy Corp.                                            36,198            2,465
Exelon Corp.                                            127,021            5,765
FirstEnergy Corp.                                        58,307            2,251
FPL Group, Inc.                                          79,121            4,014
Integrys Energy Group, Inc.                              14,716              383
Nicor, Inc.                                               9,400              312
NiSource, Inc.                                           49,982              490
Northeast Utilities                                      32,900              710
Pepco Holdings, Inc.                                     41,700              520
PG&E Corp.                                               70,026            2,676
Pinnacle West Capital Corp.                              20,160              535
PPL Corp.                                                71,975            2,066
Progress Energy, Inc.                                    53,381            1,936
Public Service Enterprise Group, Inc.                    96,324            2,839
SCANA Corp.                                              22,200              686
Sempra Energy                                            47,586            2,200
Southern Co.                                            148,743            4,555
TECO Energy, Inc.                                        42,151              470
Wisconsin Energy Corp.                                   22,800              939
Xcel Energy, Inc.                                        86,951            1,620
                                                                  --------------
                                                                          55,745
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $1,431,700,829)                                                  1,333,113
                                                                  --------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                       PAR            MARKET
                                                     AMOUNT            VALUE
                                                      (000)            (000)
                                                 --------------   --------------
U.S. GOVERNMENT SECURITIES -- 0.4%
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                     $          195   $          195
United States Treasury Bill(d)(e) 0.2%
   due 06/11/09                                           4,620            4,618
United States Treasury Bill(d) 0.2%
   due 07/02/09                                             525              525
                                                                  --------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,337,909)                                                          5,338
                                                                  --------------

                                                                      MARKET
                                                     SHARES            VALUE
                                                      (000)            (000)
                                                 --------------   --------------
MONEY MARKET FUND -- 2.8%
AIM Short Term Investment Prime Portfolio                37,403   $       37,403
Federated Money Market Obligations Trust                    573              573
                                                                  --------------
TOTAL MONEY MARKET FUND
(Cost $37,976,180)                                                        37,976
                                                                  --------------
TOTAL INVESTMENTS+ -- 100.1%
(identified cost $1,475,014,918(f))                                    1,376,427
LIABILITIES IN EXCESS OF ASSETS -- (0.1)%                                   (973)
                                                                  --------------
NET ASSETS -- 100.0%                                              $    1,375,454
                                                                  ==============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009 was $283,714,315 and $382,302,666,
     respectively, resulting in net unrealized depreciation of investments of $98,588,351.

+ Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

                                                     NUMBER         UNREALIZED
                                                       OF          DEPRECIATION
                                                    CONTRACTS          (000)
                                                 --------------   --------------
Schedule of Futures Contracts S&P 500
   Financial Futures Contracts (long)
   Expiration Date 06/2009                                1,072   $       (9,344)
                                                                  --------------
Total unrealized depreciation on open futures
   contracts purchased                                            $       (9,344)
                                                                  ==============

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                   INVESTMENTS         OTHER
VALUATION                                              IN            FINANCIAL
INPUTS                                             SECURITIES      INSTRUMENTS*
---------                                        --------------   --------------
Level 1 - Quoted Prices                          $1,371,088,659   $   (9,344,519)
                                                 --------------   --------------
Level 2 - Other Significant Observable Inputs         5,337,908               --
                                                 --------------   --------------
Level 3 - Significant Unobservable Inputs                    --               --
                                                 --------------   --------------
   TOTAL                                         $1,376,426,567   $   (9,344,519)
                                                 ==============   ==============

*    Other financial instruments include futures contracts.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4,"Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2009 is listed in the Portfolio of Investments.

                                                                                                       Income Earned    Realized
                                                            Shares sold                       Value      for the 3       Gain
                                        Shares purchased     for the 3                          at      months ended   on shares
     Security        Number of shares   for the 3 months   months ended   Number of shares   3/31/09      3/31/09         sold
    Description      held at 12/31/08     ended 3/31/09       3/31/09      held at 3/31/09    (000)        (000)         (000)
------------------   ----------------   ----------------   ------------   ----------------   -------   -------------   ---------
State Street Corp.        81,725               --               --             81,725         $2,515        $20            --

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                                              INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                            RATE       DATE        AMOUNT          COST
------------------                                                          --------  ----------  ------------  --------------
COMMERCIAL PAPER -- 20.3%
ASSET BACKED COMMERCIAL PAPER CREDIT ARBITRAGE -- 4.0%
   Aspen Funding Corp. (a)                                                   0.500%   04/14/2009  $100,000,000  $   99,981,944
   Aspen Funding Corp. (a)                                                   0.900%   06/23/2009   100,000,000      99,792,500
   Solitaire Funding LLC (a)                                                 0.570%   04/21/2009   150,000,000     149,952,500
                                                                                                                --------------
                                                                                                                   349,726,944
                                                                                                                --------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND SECURITIES -- 5.5%
   Alpine Securitization Corp. (a)                                           0.450%   04/13/2009   250,000,000     249,962,500
   Gemini Security Corp. LLC (a)                                             0.600%   04/06/2009   100,000,000      99,991,667
   Gemini Security Corp. LLC (a)                                             0.900%   05/26/2009   100,000,000      99,862,500
   Nieuw Amsterdam Receivables Corp. (a)                                     0.850%   04/09/2009    30,000,000      29,994,333
                                                                                                                --------------
                                                                                                                   479,811,000
                                                                                                                --------------
BANK FOREIGN -- 6.3%
   Banco Bilbao Vizcaya Argentaria/ London (a)                               0.900%   05/13/2009    50,000,000      49,947,500
   Banco Bilbao Vizcaya Argentaria/ London (a)                               1.000%   06/12/2009   150,000,000     149,700,000
   CBA (DE) Finance, Inc.                                                    0.795%   06/04/2009   150,000,000     149,788,000
   Westpac Banking Corp. (a)                                                 0.540%   04/07/2009   200,000,000     199,982,000
                                                                                                                --------------
                                                                                                                   549,417,500
                                                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
   GE Capital Temporary Liquidity Guarantee Program                          1.350%   04/10/2009    75,000,000      74,974,688
                                                                                                                --------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.7%
   General Electric Co.                                                      0.700%   05/19/2009    30,000,000      29,972,000
   General Electric Co.                                                      0.500%   06/22/2009    50,000,000      49,943,055
   General Electric Co.                                                      0.500%   06/25/2009   150,000,000     149,822,917
   General Electric Co.                                                      0.500%   06/26/2009   100,000,000      99,880,556
                                                                                                                --------------
                                                                                                                   329,618,528
                                                                                                                --------------
TOTAL COMMERCIAL PAPER                                                                                           1,783,548,660
                                                                                                                --------------
CERTIFICATES OF DEPOSIT -- 6.2%
BANK DOMESTIC -- 6.2%
   Bank of America NA (b)                                                    0.850%   07/10/2009    70,000,000      70,000,000
   Bank of America NA (b)                                                    0.700%   07/14/2009   100,000,000     100,000,000
   Chase Bank USA NA                                                         0.500%   04/13/2009   150,000,000     150,000,000
   Chase Bank USA NA                                                         0.550%   06/23/2009   225,000,000     225,000,000
                                                                                                                --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                      545,000,000
                                                                                                                --------------
EURO CERTIFICATES OF DEPOSIT -- 10.1%
BANK FOREIGN -- 10.1%
   Commonwealth Bank of Australia                                            0.900%   05/12/2009   160,000,000     160,000,000
   Credit Agricole SA                                                        0.900%   07/01/2009   100,000,000     100,000,000
   ING Bank Amsterdam                                                        1.410%   04/08/2009   125,000,000     125,000,000
   ING Bank Amsterdam                                                        1.260%   06/04/2009   100,000,000     100,000,000
   ING Bank Amsterdam                                                        1.290%   06/19/2009   100,000,000     100,000,000
   National Australia Bank                                                   0.600%   04/16/2009   100,000,000     100,000,000
   National Australia Bank                                                   0.650%   06/25/2009   200,000,000     200,000,000
                                                                                                                --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                                 885,000,000
                                                                                                                --------------

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                                              INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                            RATE       DATE        AMOUNT          COST
------------------                                                          --------  ----------  ------------  --------------
YANKEE CERTIFICATES OF DEPOSIT -- 39.7%
BANK FOREIGN -- 39.7%
   Banco Bilbao Vizcaya                                                      1.070%   04/07/2009  $100,000,000  $  100,000,166
   Bank of Nova Scotia                                                       0.600%   04/06/2009   300,000,000     300,000,000
   Barclays Bank PLC                                                         0.630%   04/06/2009   200,000,000     200,000,000
   Barclays Bank PLC                                                         1.200%   06/22/2009   100,000,000     100,000,000
   Barclays Bank PLC                                                         1.620%   07/13/2009    50,000,000      50,000,000
   BNP Paribas                                                               1.250%   04/20/2009   100,000,000     100,000,000
   BNP Paribas                                                               0.800%   06/25/2009   200,000,000     200,000,000
   BNP Paribas                                                               0.900%   07/14/2009   100,000,000     100,000,000
   Calyon NY                                                                 1.200%   04/07/2009   100,000,000     100,000,000
   Calyon NY                                                                 1.200%   05/19/2009   200,000,000     200,000,000
   DNB NOR BK ASA                                                            0.820%   06/04/2009   200,000,000     200,000,000
   Lloyds Bank PLC NY                                                        1.180%   05/13/2009   300,000,000     300,000,000
   National Australia Bank LT                                                0.720%   04/21/2009   100,000,000     100,000,000
   Nordea Bank FLD PLC                                                       0.800%   06/02/2009   250,000,000     250,000,000
   Rabobank Nederland                                                        0.600%   04/06/2009   150,000,000     150,000,000
   Rabobank Nederland                                                        0.550%   04/09/2009    20,000,000      20,000,000
   Rabobank Nederland                                                        0.650%   06/24/2009   200,000,000     200,000,000
   Societe Generale NY                                                       0.850%   04/06/2009   115,000,000     115,000,000
   Societe Generale NY                                                       0.850%   04/13/2009   225,000,000     225,000,000
   Svenska Handelsbanken                                                     0.900%   04/08/2009    70,000,000      70,000,000
   Svenska Handelsbanken                                                     0.935%   05/13/2009   200,000,000     200,001,164
   Svenska Handelsbanken                                                     0.955%   06/04/2009   100,000,000     100,000,887
   Toronto Dominion Bank NY                                                  2.130%   04/03/2009    28,000,000      28,000,000
   Toronto Dominion Bank NY                                                  0.650%   06/17/2009    75,000,000      75,000,000
                                                                                                                --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                             3,483,002,217
                                                                                                                --------------
BANK NOTES -- 1.1%
BANK DOMESTIC -- 1.1%
   Bank of America NA (b)                                                    1.449%   05/26/2009   100,000,000     100,000,000
                                                                                                                --------------
TOTAL BANK NOTES                                                                                                   100,000,000
                                                                                                                --------------
MEDIUM TERM NOTE -- 0.8%
CONSUMER NON-CYCLICAL -- 0.8%
   Procter & Gamble Co. (b)                                                  1.314%   06/09/2009    69,000,000      69,006,601
                                                                                                                --------------
TOTAL MEDIUM TERM NOTES                                                                                             69,006,601
                                                                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
SOVEREIGN -- 1.1%
   Federal National Mortgage Association (b)                                 1.244%   04/13/2009   100,000,000     100,000,000
                                                                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                           100,000,000
                                                                                                                --------------

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                                              INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                            RATE       DATE        AMOUNT          COST
------------------                                                          --------  ----------  ------------  --------------
REPURCHASE AGREEMENTS -- 20.6%
   Bank of America Tri Party Repo, dated 03/31/09 (collateralized by
      Federal National Mortgage Association, 5.000% - 6.000% due
      07/01/35 - 07/01/38 valued at $769,422,720); proceeds
      $754,341,238                                                           0.250%   04/01/2009  $754,336,000  $  754,336,000
   Barclays Cap Tri Party Repo, dated 03/31/09 (collateralized by Federal
      National Mortgage Association, 0.554% - 8.000% due 05/25/12 -
      02/01/48 and Federal Home Loan Mortgage Corporation, 0.805% -
      8.000% due 03/15/11 - 02/01/48 valued at $357,000,001); proceeds
      $350,002,917                                                           0.300%   04/01/2009   350,000,000     350,000,000
   Goldman Sachs Tri Party Repo, dated 03/31/09 (collateralized by
      Federal National Mortgage Association, 3.500% - 7.500% due
      01/01/15 - 03/01/39 and Federal Home Loan Mortgage
      Corporation, 4.500% - 7.000% due 09/01/19 - 10/01/38 valued at
      $357,000,001); proceeds $350,001,458                                   0.150%   04/01/2009   350,000,000     350,000,000
   Morgan Stanley Tri Party Repo, dated 03/31/09 (collateralized by
      Federal National Mortgage Association, 3.500% - 8.000% due
      11/01/17 - 04/01/39 and Federal Home Loan Mortgage
      Corporation, 4.000% - 7.500% due 04/01/10 - 08/01/48 valued at
      $357,000,000); proceeds $350,002,431                                   0.250%   04/01/2009   350,000,000     350,000,000
                                                                                                                --------------
TOTAL REPURCHASE AGREEMENTS                                                                                      1,804,336,000
                                                                                                                --------------
TOTAL INVESTMENTS(C) + -- 99.9%                                                                                  8,769,893,478
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                        5,698,089
                                                                                                                --------------
NET ASSETS -- 100.0%                                                                                            $8,775,591,567
                                                                                                                ==============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b)  Variable Rate Security - Interest Rate is in effect as of March 31, 2009.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

                      STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                                  Investments in
Valuation Inputs                                                    Securities
----------------                                                  --------------
Level 1 - Quoted Prices                                           $           --
Level 2 - Other Significant Observable Inputs                      8,769,893,478
Level 3 - Significant Unobservable Inputs                                     --
                                                                  --------------
   Total                                                          $8,769,893,478
                                                                  ==============

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                  DATE
                                                                           PRINCIPAL    RATE       OF           VALUE
                                                                            AMOUNT       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 86.2%
ALABAMA -- 1.0%
   Lower Alabama Gas District Supply Revenue Bonds, Series A, LIQ:
      Societe Generale (a)                                                 3,796,000   0.550   04/02/2009      3,796,000
                                                                                                            ------------
ARIZONA -- 2.7%
   Arizona School District, COP                                            5,000,000   3.000   07/30/2009      5,022,221
   Arizona State Board of Regents, Revenue Bonds, Series A, LOC:
      Lloyds TSB Bank PLC (a)                                              2,000,000   0.320   04/01/2009      2,000,000
   City of Scottsdale Arizona, GO Unlimited (b)                            3,000,000   5.500   07/01/2009      3,027,678
                                                                                                            ------------
                                                                                                              10,049,899
                                                                                                            ------------
CALIFORNIA -- 7.4%
   Bay Area Toll Authority, Revenue Bonds, Series C RMKT 8/28/08 (a)       2,500,000   0.200   04/02/2009      2,500,000
   Bay Area Toll Authority, Revenue Bonds, Series G-1, SPA: BNP
      Paribas (a)                                                          7,500,000   0.250   04/02/2009      7,500,000
   California School Cash Reserve Program Authority, COPs, Series A,
      LOC: Bank NA                                                         2,000,000   3.000   07/06/2009      2,007,010
   California State Department of Water Resources, Revenue Bonds,
      Subseries G-2, LOC: Lloyds TSB Bank PLC (a)                          2,460,000   0.250   04/02/2009      2,460,000
   California Statewide Communities Development Authority, Revenue
      Bonds, Corporation Funding for Housing, Series A (b)                 2,050,000   6.500   12/01/2009      2,182,472
   Metropolitan Water District of Southern California Waterworks
      Revenue Bonds, Series A, SPA: Landesbank Baden-Wuerttemberg(a)       2,055,000   0.230   04/02/2009      2,055,000
   Metropolitan Water District of Southern California, Revenue Bonds,
      Series A-2, SPA: Banco Bilbao Vizcaya (a)                            3,000,000   0.260   04/02/2009      3,000,000
   Metropolitan Water District of Southern California, Revenue Bonds,
      Series B-1, SPA: Citibank N.A. (a)                                   5,395,000   0.250   04/02/2009      5,395,000
                                                                                                            ------------
                                                                                                              27,099,482
                                                                                                            ------------
COLORADO -- 3.2%
   City of Colorado Springs Colorado Utilities Revenue Bonds, Sub Lien
      Improvement, Series A, SPA: Dexia Credit Local (a)                   3,925,000   1.500   04/02/2009      3,925,000
   Colorado Department of Transportation, Revenue Bonds, Antic Notes       1,000,000   5.250   06/15/2009      1,008,187
   Colorado Housing & Finance Authority, Revenue Bonds, Single
      Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank (a)         2,330,000   0.450   04/01/2009      2,330,000
   University of Colorado Hospital Authority Revenue Bonds, Series A,
      SPA: Wachovia Bank N.A. (a)                                          4,700,000   2.970   04/01/2009      4,700,000
                                                                                                            ------------
                                                                                                              11,963,187
                                                                                                            ------------
DISTRICT OF COLUMBIA -- 2.6%
   District of Columbia Revenue Bonds, ROCs RR II R-11247, INS:
      BHAC-CR MBIA, LIQ: Citibank N.A. (a)                                 9,480,000   0.830   04/02/2009      9,480,000
                                                                                                            ------------
FLORIDA -- 2.6%
   Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS:
      FSA-CR AMBAC (a)                                                     4,205,000   0.890   04/02/2009      4,205,000
   Orlando Florida Utilities Commission Water & Electric Revenue
      Bonds, Series B, SPA: Suntrust Bank (a)                              5,400,000   0.500   04/01/2009      5,400,000
                                                                                                            ------------
                                                                                                               9,605,000
                                                                                                            ------------
GEORGIA -- 7.4%
   Georgia Local Government, COP, Series K, LIQ: Bank of America
      N.A. (a)                                                             3,000,000   4.140   04/02/2009      3,000,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                  DATE
                                                                           PRINCIPAL    RATE       OF           VALUE
                                                                            AMOUNT       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
GEORGIA -- (CONTINUED)
   Georgia Local Government, COP, Series O, LIQ: Bank of America
      N.A. (a)                                                             5,420,000   3.540   04/02/2009      5,420,000
   Municipal Electric Authority Georgia, Gen C RMKT, INS: GO of
      Participants, LOC: Bayerische Landesbank (a)                         1,500,000   0.500   04/01/2009      1,500,000
   Municipal Electric Authority of Georgia Revenue Bonds, PJ One SUB
      D RMKT, INS: FSA, SPA: Dexia Credit Local (a)                        4,300,000   2.500   04/01/2009      4,300,000
   Roswell Georgia Housing Authority Multifamily Revenue Bonds,
      Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)              11,980,000   0.550   04/02/2009     11,980,000
   State of Georgia, GO, Series B                                          1,000,000   6.250   04/01/2009      1,000,000
                                                                                                            ------------
                                                                                                              27,200,000
                                                                                                            ------------
ILLINOIS -- 5.8%
   Champaign County IL, GO Unlimited, PUTTERS Series 2713, INS:
      FSA, LIQ: JP Morgan Chase Bank (a)                                   4,895,000   0.840   04/02/2009      4,895,000
   Illinois Development Finance Authority Revenue Bonds, Chicago
      Educational TV Assignment, Series A, LOC: Lasalle Bank N.A. (a)      1,900,000   0.500   04/01/2009      1,900,000
   Illinois Development Finance Authority Revenue Bonds, World
      Communications, Inc., LOC: Lasalle Bank N.A. (a)                     1,500,000   0.500   04/01/2009      1,500,000
   Illinois State Toll Highway Authority, Revenue Bonds, Series A-1,
      SPA: Dexia Credit Local (a)                                         13,000,000   3.000   04/02/2009     13,000,000
                                                                                                            ------------
                                                                                                              21,295,000
                                                                                                            ------------
INDIANA -- 3.1%
   Indiana Finance Authority Revenue Bonds, Clarian Health Partners,
      Series D, LOC: Northern Trust Company (a)                            7,305,000   0.410   04/01/2009      7,305,000
   Indiana State Development Finance Authority Revenue Bonds,
      Educational Facilities, Indiana Historical Society, LOC: Bank One
   Indiana N.A. (a)                                                        4,200,000   0.500   04/01/2009      4,200,000
                                                                                                            ------------
                                                                                                              11,505,000
                                                                                                            ------------
IOWA -- 0.3%
   Iowa Finance Authority, Revenue Bonds, Mercy Medical Center, INS:
      FSA MBIA - IBC (b)                                                   1,000,000   5.750   08/15/2009      1,026,418
                                                                                                            ------------
KANSAS -- 0.8%
   Kansas State Department of Transportation Highway Revenue Bonds(b)      3,000,000   5.750   09/01/2009      3,051,805
                                                                                                            ------------
LOUISIANA -- 0.4%
   Louisiana State Offshore Terminal Authority Deep Water Port Revenue
      Bond, Series B, LOC: Bank One N.A. (a)                               1,500,000   0.500   04/01/2009      1,500,000
                                                                                                            ------------
MARYLAND -- 2.8%
   Baltimore Industrial Development Authority Industrial Dev Rev,
      Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische
      Landesbank (a)                                                       1,200,000   0.550   04/01/2009      1,200,000
   Maryland State Economic Development Corporation Revenue Bonds,
      Howard Hughes Medical Institution, Series B (a)                      3,000,000   0.350   04/01/2009      3,000,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                  DATE
                                                                           PRINCIPAL    RATE       OF           VALUE
                                                                            AMOUNT       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
MARYLAND -- (CONTINUED)
   Maryland State Health & Higher Educational Facilities Authority
      Revenue Bonds, University of Maryland Medical System, Class A,
      LOC: Wachovia Bank N.A. (a)                                          6,000,000   0.400   04/02/2009      6,000,000
                                                                                                            ------------
                                                                                                              10,200,000
                                                                                                            ------------
MASSACHUSETTS -- 5.8%
   Commonwealth of Massachusetts, GO Limited, Series B, SPA:
      Landesbank Hessen-Thrgn (a)                                          2,900,000   0.520   04/02/2009      2,900,000
   Commonwealth of Massachusetts, GO Unlimited, Series C, INS:
       AMBAC, SPA: Bank of America N.A. (a)                                3,900,000   1.290   04/02/2009      3,900,000
   Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia
      Credit Local (a)                                                     3,835,000   3.000   04/02/2009      3,835,000
   Macon Trust Pooled Variable Rate Certificates Various Issuers,
      Revenue Bonds, Series I, INS: MBIA, SPA: Bank of America N.A. (a)   10,890,000   1.290   04/02/2009     10,890,000
                                                                                                            ------------
                                                                                                              21,525,000
                                                                                                            ------------
MISSOURI -- 2.3%
   Kansas City Industrial Development Authority Revenue Bonds, Oak
      Street West Student, LOC: Bank of America (a)                        8,550,000   0.500   04/01/2009      8,550,000
                                                                                                            ------------
NEW JERSEY -- 0.5%
   Essex County New Jersey Improvement Authority Revenue Bonds,
      Pooled Governmental Loan Program, LOC: First Union National
      Bank (a)                                                             1,700,000   0.420   04/01/2009      1,700,000
                                                                                                            ------------
NEW YORK -- 6.7%
   New York City Transitional Finance Authority Revenue Bonds, Future
      Tax Secured, Series C (b)                                            1,865,000   5.250   05/01/2009      1,888,924
   New York City Transitional Finance Authority, Revenue Bonds, Future
      Tax Secured, Series A, SPA: JP Morgan Chase Bank (a)                15,000,000   0.300   04/01/2009     15,000,000
   New York State Local Government Assistance Corporation Revenue
      Bonds, Sub Lien, Series A-2, INS: GO of Corporation                  1,250,000   5.000   04/01/2009      1,250,000
   Triborough Bridge & Tunnel Authority Revenue Bonds, Series CD
      RMK 6/20/07, SPA: Lloyds TSB Bank PLC (a)                            6,630,000   2.750   04/01/2009      6,630,000
                                                                                                            ------------
                                                                                                              24,768,924
                                                                                                            ------------
NORTH CAROLINA -- 5.4%
   Charlotte North Carolina COPs, Governmental Facilities, Series F,
      SPA: Bank of America N.A. (a)                                          965,000   0.550   04/02/2009        965,000
   City of Charlotte North Carolina, COP, Central Yard Project,
      Series A, SPA: Bank of America N.A. (a)                              1,750,000   0.570   04/02/2009      1,750,000
   City of Charlotte North Carolina, COP, Convention Facility Project,
      Series B, SPA: Wachovia Bank N.A. (a)                                3,990,000   0.550   04/02/2009      3,990,000
   City of Greensboro North Carolina, Revenue Bonds, Series B, SPA:
      Bank of America N.A. (a)                                             1,175,000   0.500   04/01/2009      1,175,000
   City of Winston-Salem North Carolina Water and Sewer Systems
      Revenue Bonds, Series C, SPA: Dexia Credit Local (a)                 1,970,000   2.000   04/01/2009      1,970,000
   Mecklenburg County North Carolina, GO Unlimited, Series B, SPA:
      Landesbank Hessen-Thrgn (a)                                          4,750,000   0.470   04/02/2009      4,750,000
   Mecklenburg County North Carolina, GO Unlimited, Series C, SPA:
      Bank of America N.A. (a)                                             1,800,000   0.550   04/02/2009      1,800,000
   Mecklenburg County North Carolina, GO Unlimited, Series E, SPA:
      Bank of America N.A. (a)                                             1,200,000   0.550   04/01/2009      1,200,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                  DATE
                                                                           PRINCIPAL    RATE       OF           VALUE
                                                                            AMOUNT       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
NORTH CAROLINA -- (CONTINUED)
   New Hanover County North Carolina, GO Unlimited, School, SPA:
      Wachovia Bank N.A. (a)                                               1,475,000   0.500   04/02/2009      1,475,000
   State of North Carolina, GO Unlimited, Public Implements, Series G,
      SPA: Landesbank Hessen-Thrgn (a)                                     1,000,000   0.250   04/01/2009      1,000,000
                                                                                                            ------------
                                                                                                              20,075,000
                                                                                                            ------------
OHIO -- 2.6%
   Butler County Ohio Healthcare Facilities Revenue Bonds,
      Improvement-Lifesphere Project, LOC: U.S. Bank NA (a)                1,400,000   0.450   04/02/2009      1,400,000
   City of Columbus Ohio, GO Unlimited, Series 1, SPA: JP Morgan
      Chase Bank, (a)                                                      2,200,000   0.300   04/02/2009      2,200,000
   Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
      Euclid/93rd Garage Office, LOC: Fifth Third Bank (a)                   995,000   1.750   04/01/2009        995,000
   Ohio State Higher Educational Facility Commission Revenue Bonds,
      University Hospitals Health System, Series C, LOC: Wells Fargo
      Bank N.A. (a)                                                        1,000,000   0.380   04/01/2009      1,000,000
   State of Ohio, Revenue Bonds, Case Western 10/01/03, SPA:
      Landesbank Hessen-Thrgn (a)                                          4,160,000   0.360   04/01/2009      4,160,000
                                                                                                            ------------
                                                                                                               9,755,000
                                                                                                            ------------
OREGON -- 1.8%
   Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)                1,500,000   0.300   04/01/2009      1,500,000
   State of Oregon, GO Limited, Series 73 E, SPA: JP Morgan Chase Co.
      (a)                                                                  5,000,000   0.270   04/01/2009      5,000,000
                                                                                                            ------------
                                                                                                               6,500,000
                                                                                                            ------------
PENNSYLVANIA -- 2.8%
   Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS:
      FSA, SPA: JP Morgan Chase Bank (a)                                     920,000   1.700   04/02/2009        920,000
   Northampton County Higher Education Authority, Revenue Bonds,
      Lehigh University, Series A, SPA: Wachovia Bank N.A. (a)             4,000,000   0.400   04/02/2009      4,000,000
   Pennsylvania State Turnpike Commission Turnpike Revenue Bonds,
      Series A-2, SPA: Landesbank Baden-Wuerttemberg (a)                   1,400,000   0.500   04/01/2009      1,400,000
   Washington County Pennsylvania Authority Revenue Bonds,
      University of Pennsylvania (a)                                       3,965,000   0.200   04/02/2009      3,965,000
                                                                                                            ------------
                                                                                                              10,285,000
                                                                                                            ------------
PUERTO RICO -- 1.4%
   Puerto Rico Highway & Transportation Authority, Revenue Bonds,
      Series R, INS: MBIA, SPA: Bank of America N.A. (a)                   5,000,000   4.100   04/02/2009      5,000,000
                                                                                                            ------------
SOUTH CAROLINA -- 2.1%
   City of Rock Hill SC, Revenue Bonds Series B, INS: FSA, SPA: First
      Union National Bank (a)                                              7,755,000   0.550   04/01/2009      7,755,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                  DATE
                                                                           PRINCIPAL    RATE       OF           VALUE
                                                                            AMOUNT       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
SOUTH CAROLINA -- (CONTINUED)
   South Carolina Transportation Infrastructure Bank Revenue Bonds,
      Series 1283, INS: AMBAC, LIQ: JP Morgan Chase Bank (a)                  25,000   0.620   04/02/2009         25,000
                                                                                                            ------------
                                                                                                               7,780,000
                                                                                                            ------------
TENNESSEE -- 1.4%
   Shelby County Health Educational & Housing Facilities Board,
      Revenue Bonds, PUTTERS Series 254, LIQ: JP Morgan Chase
      Bank (a)                                                             4,995,000   0.540   04/02/2009      4,995,000
                                                                                                            ------------
TEXAS -- 6.5%
   Austin County Texas Industrial Development Corp Revenue Bonds,
      Justin Industries, Inc. Project, LOC: Bank One N.A. (a)              3,500,000   0.500   04/01/2009      3,500,000
   City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local (a)   10,000,000   3.000   04/02/2009     10,000,000
   Denton Texas Independent School District, School Building, Series B,
      INS: PSF-GTD, SPA: Bank of America N.A. (a)                          1,000,000   0.500   04/02/2009      1,000,000
   Odessa Texas Water & Sewer Revenue Bonds, INS: FSA (b)                  1,585,000   5.375   04/01/2009      1,585,000
   Texas A&M University Revenue Bonds, Financing Systems (b)               4,000,000   5.375   05/15/2009      4,017,146
   University of Texas, University Revenue Bonds, Financing Systems,
      Series A (a)                                                         3,800,000   0.200   04/01/2009      3,800,000
                                                                                                            ------------
                                                                                                              23,902,146
                                                                                                            ------------
UTAH -- 1.2%
   Murray City Utah Hospital Revenue Bonds, IHC Health Services, Inc.,
      Series A, INS: J.P. Morgan Securities (a)                            1,500,000   0.200   04/02/2009      1,500,000
   Utah State Board of Regents, Revenue Bonds, Hospital University of
      Utah, LOC: Wells Fargo Bank N.A. (a)                                 3,100,000   0.300   04/02/2009      3,100,000
                                                                                                            ------------
                                                                                                               4,600,000
                                                                                                            ------------
VIRGINIA -- 1.1%
   Fairfax County Economic Development Authority, Revenue Bonds,
      The Smithsonian Institute, SPA: Bank of America N.A. (a)             4,000,000   0.460   04/02/2009      4,000,000
                                                                                                            ------------
WASHINGTON -- 1.5%
   Energy Northwest Washington Electric Revenue Bonds, Project
      Number 3, Series E, LOC: JP Morgan Chase Bank (a)                    3,600,000   0.350   04/01/2009      3,600,000
   Port Vancouver Washington Revenue Bonds, United Grain
      Corporation, Series 84A, LOC: Bank of America N.A. (a)               2,000,000   0.550   04/01/2009      2,000,000
                                                                                                            ------------
                                                                                                               5,600,000
                                                                                                            ------------
WISCONSIN -- 3.0%
   Wisconsin State HEFA Revenue Bonds, Ascension Health, Series D (a)      6,040,000   1.750   04/01/2009      6,040,000

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                           PRINCIPAL              DATE
                                                                           AMOUNT OR    RATE       OF           VALUE
                                                                            SHARES       %       MATURITY         $
                                                                          ----------   -----   ----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
WISCONSIN -- (CONTINUED)
   Wisconsin State HEFA Revenue Bonds, Gundersen Lutheran, Series A,
      LOC: Wells Fargo Bank N.A. (a)                                       5,000,000   0.420   04/02/2009      5,000,000
                                                                                                            ------------
                                                                                                              11,040,000
                                                                                                            ------------
TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS                                                                      317,847,861
                                                                                                            ------------
MONEY MARKET FUND -- 13.9%
   Dreyfus Tax Exempt Cash Management Fund                                51,155,176                          51,155,176
                                                                                                            ------------
Total MONEY MARKET FUND
   (at net asset value)                                                                                       51,155,176
                                                                                                            ------------
TOTAL INVESTMENTS(c)+ -- 100.1%
   (COST $369,003,037)                                                                                       369,003,037
                                                                                                            ------------
LIABILITIES IN EXCESS OF ASSETS -- (0.1)%                                                                       (250,395)
                                                                                                            ------------
NET ASSETS -- 100.0%                                                                                        $368,752,642
                                                                                                            ============

(a)  Variable Rate Security - Interest Rate is in effect as of March 31, 2009.

(b)  Date shown is pre-refunded date.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
BHAC      Berkshire Hathaway Assurance Company
COP       Certificates of Participation
CR        Custodial Receipts
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
HEFA      Health and Educational Facilities Authority
IBC       Insurance Bond Certificate
IHC       Intermountain Healthcare
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PLC       Public Limited Company
PSF       Permanent School Fund
PUTTER    Puttable Tax Exempt Receipts
RMKT      Remarketable
ROC       Reset Option Certificates
SPA       Standby Purchase Agreement

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                      Investments
                                          in
Valuation Inputs                       Securities
----------------                     ------------
Level 1 - Quoted Prices              $ 51,155,176
Level 2 - Other Significant
Observable Inputs                     317,847,861
Level 3 - Significant Unobservable
Inputs                                         --
                                     ------------
   Total                             $369,003,037
                                     ------------

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                              DATE
                                                                                       PRINCIPAL    RATE       OF          VALUE
                                                                                         AMOUNT      %      MATURITY         $
                                                                                       ---------   -----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- 94.4%
ALABAMA -- 1.5%
   City of Huntsville GO Unlimited, Series A, INS: FSA                                 1,000,000   5.400   02/01/2010     1,034,640
   State of Alabama, Parks System Improvement Corp., Series C, GO Unlimited              350,000   5.250   06/01/2009       352,583
                                                                                                                        -----------
                                                                                                                          1,387,223
                                                                                                                        -----------
ALASKA -- 8.6%
   City of Anchorage GO Unlimited, Series B, INS: MBIA                                 3,000,000   5.250   07/01/2010     3,154,950
   Juneau City & Boro GO Unlimited, School, Series A                                   2,660,000   4.000   06/01/2011     2,804,917
   North Slope Boro GO Unlimited, Cap Appreciation, Series B, INS: MBIA (a)            2,000,000   5.110   06/30/2009     1,990,720
                                                                                                                        -----------
                                                                                                                          7,950,587
                                                                                                                        -----------
ARIZONA -- 7.7%
   City of Casa Grande Arizona, GO Unlimited, INS: FSA                                 1,000,000   3.500   07/01/2010     1,030,450
   Maricopa County Arizona School District No 11, Peoria, GO Unlimited, INS: FSA       2,250,000   3.000   07/01/2010     2,303,798
   Maricopa County Arizona School District No 66, Roosevelt Elementary, Series A, GO
      Unlimited, INS: FSA                                                              2,380,000   4.000   07/01/2010     2,451,257
   Pinal County Union High School District No 82 Casa Grande GO Unlimited, School
      Improvement - Project of 2006, Series B                                          1,300,000   4.000   07/01/2010     1,329,341
                                                                                                                        -----------
                                                                                                                          7,114,846
                                                                                                                        -----------
CALIFORNIA -- 1.7%
   Golden Empire Schools Financing Authority California Lease Revenue Bonds,
      Kern High School District                                                        1,500,000   4.000   05/01/2010     1,526,805
                                                                                                                        -----------
COLORADO -- 1.2%
   Central Platte Valley Metropolitan District, Series A, GO Unlimited,
      LOC: BNP Paribas (b)                                                             1,110,000   5.000   12/01/2009     1,133,366
                                                                                                                        -----------
DELAWARE -- 1.1%
   Delaware River & Bay Authority Revenue Bonds, Series A, INS: AMBAC (c)              1,000,000   5.750   01/01/2010     1,048,920
                                                                                                                        -----------
GEORGIA -- 4.5%
   Macon Water Authority & Sewage Revenue Bonds                                          980,000   4.000   10/01/2010     1,023,355
   State of Georgia, Series B, GO Unlimited                                            3,000,000   5.000   07/01/2010     3,157,980
                                                                                                                        -----------
                                                                                                                          4,181,335
                                                                                                                        -----------
ILLINOIS -- 2.8%
   Chicago Illinois Park District, Personal Property Replacement, Series D,
      GO Unlimited                                                                     1,000,000   5.000   01/01/2011     1,066,290
   State of Illinois, First Series, GO Unlimited, INS: FSA                               400,000   5.250   04/01/2009       400,000
   State of Illinois, First Series, GO Unlimited, INS: FSA                             1,075,000   5.250   05/01/2010     1,123,493
                                                                                                                        -----------
                                                                                                                          2,589,783
                                                                                                                        -----------
INDIANA -- 1.2%
   Indiana Bond Bank Revenue Bonds, Program, Series A, INS: AMBAC (c)                  1,000,000   6.125   02/01/2010     1,055,490
                                                                                                                        -----------
MARYLAND -- 4.4%
   Baltimore County Maryland, Construction Public Improvement, GO Unlimited            1,170,000   5.250   09/01/2010     1,242,388

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                              DATE
                                                                                       PRINCIPAL    RATE       OF          VALUE
                                                                                         AMOUNT      %      MATURITY         $
                                                                                       ---------   -----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
MARYLAND -- (CONTINUED)
   Maryland Health & Higher Educational Facilities Authority Revenue Bonds,
      University of Maryland Medical Systems, Series F                                   310,000   4.000   07/01/2010       312,235
   Washington Suburban Sanitation District Maryland, Sewage Disposal, GO Unlimited     2,400,000   5.000   06/01/2010     2,519,400
                                                                                                                        -----------
                                                                                                                          4,074,023
                                                                                                                        -----------
MASSACHUSETTS -- 1.4%
   Commonwealth of Massachusetts, Series E, GO Limited                                 1,230,000   5.500   01/01/2010     1,274,686
                                                                                                                        -----------
NEVADA -- 8.1%
   Clark County Nevada, Bond Bank, GO Limited, INS: FGIC (c)                           2,000,000   5.000   06/01/2011     2,170,140
   Clark County School District GO Limited, Limited Tax-Building, Series A             2,700,000   5.000   06/15/2010     2,813,886
   State of Nevada, Capital Improvement and Cultural Affairs, Series A,
      GO Limited (c)                                                                   1,180,000   5.500   03/01/2010     1,232,451
   Truckee Meadows Nevada Water Authority Revenue Bonds, Series A, INS: FSA            1,180,000   5.500   07/01/2009     1,193,735
                                                                                                                        -----------
                                                                                                                          7,410,212
                                                                                                                        -----------
NEW JERSEY -- 3.1%
   New Jersey EDA Revenue Bonds, School Facilities Construction, Series Y                850,000   5.000   09/01/2010       883,601
   New Jersey State Educational Facilities Authority Revenue Bonds, Higher Education
      Cap Improvement, Series B (c)                                                    1,850,000   5.000   09/01/2010     1,958,798
                                                                                                                        -----------
                                                                                                                          2,842,399
                                                                                                                        -----------
NEW MEXICO -- 1.7%
   State of New Mexico Severance Tax Revenue Bonds, Series A-2                         1,500,000   3.000   07/01/2010     1,536,990
                                                                                                                        -----------
NEW YORK -- 10.2%
   City of New York GO Unlimited, Subseries B-1                                        2,000,000   4.000   09/01/2011     2,080,220
   City of New York, Series F, GO Unlimited                                            1,000,000   5.000   08/01/2010     1,045,820
   Nassau County GO Unlimited, Improvement, Series F, INS: FSA                           500,000   6.500   03/01/2019       525,345
   Nassau County GO Unlimited, Improvement, Series F, INS: FSA                           500,000   6.500   03/01/2020       525,345
   New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2,
      INS: State Aid Withholding                                                       1,500,000   5.000   01/15/2011     1,573,545
   New York State Thruway Authority Service Contract Revenue Bonds, Bridge Service
      Contract                                                                           750,000   3.000   04/01/2010       765,405
   New York State Urban Development Corporation Revenue Bonds, State Personal Income
      Tax, Series A1                                                                     500,000   5.000   12/15/2009       515,450
   Tobacco Settlement Financing Authority Revenue Bonds, Asset Backed, Series B        2,290,000   5.000   06/01/2010     2,351,051
                                                                                                                        -----------
                                                                                                                          9,382,181
                                                                                                                        -----------
NORTH CAROLINA -- 4.4%
   Mecklenburg County North Carolina, Public Improvement, Series A, GO Unlimited       2,305,000   4.500   04/01/2011     2,466,281

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                                              DATE
                                                                                       PRINCIPAL    RATE       OF          VALUE
                                                                                         AMOUNT      %      MATURITY         $
                                                                                       ---------   -----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
NORTH CAROLINA -- (CONTINUED)
   State of North Carolina, Public Improvement, Series B, GO Unlimited                 1,500,000   4.000   04/01/2010     1,551,555
                                                                                                                        -----------
                                                                                                                          4,017,836
                                                                                                                        -----------
OHIO -- 2.3%
   Ohio State Building Authority Revenue Bonds, State Facilities Administration
      Building, Series A, INS: FSA                                                     1,020,000   5.250   10/01/2009     1,042,562
   State of Ohio Revenue Bonds, Higher Education Facilities, Series II-A               1,000,000   5.000   12/01/2010     1,061,440
                                                                                                                        -----------
                                                                                                                          2,104,002
                                                                                                                        -----------
OKLAHOMA -- 1.1%
   Oklahoma State Capital Improvement Authority State Facilities Revenue Bonds,
      Higher Education Projects, Series F, INS: AMBAC                                  1,000,000   3.750   07/01/2009     1,006,160
                                                                                                                        -----------
OREGON -- 1.7%
   Portland Oregon Community College District, GO Unlimited                            1,545,000   3.000   07/01/2009     1,553,915
                                                                                                                        -----------
PENNSYLVANIA -- 3.5%
   Allegheny County Pennsylvania HDA Revenue Bonds, University of Pittsburgh Medical
      Center, Series B                                                                 1,000,000   5.000   06/15/2011     1,036,390
   Lehigh County Pennsylvania General Purpose Hospital Revenue Bonds, Lehigh Valley
      Health Network, Series A, INS: FSA                                                 800,000   4.000   07/01/2010       826,864
   Pennsylvania State, GO Unlimited                                                    1,325,000   5.250   02/01/2010     1,376,914
                                                                                                                        -----------
                                                                                                                          3,240,168
                                                                                                                        -----------
TENNESSEE -- 1.1%
   Metropolitan Government Nashville & Davidson County Tennessee, Series A,
      GO Unlimited                                                                     1,000,000   5.000   01/01/2010     1,031,480
                                                                                                                        -----------
TEXAS -- 4.5%
   City of Austin Texas, Public Property Financial Contractual, GO Limited             1,000,000   5.000   09/01/2010     1,056,190
   Texas A&M University Revenue Bonds, Financing System                                1,000,000   3.700   05/15/2011     1,050,150
   Texas State Public Finance Authority Revenue Bonds, INS: FGIC                       1,955,000   4.000   02/01/2011     2,054,744
                                                                                                                        -----------
                                                                                                                          4,161,084
                                                                                                                        -----------
VIRGINIA -- 7.6%
   Chesterfield County Virginia, Public Improvement, GO Unlimited                      2,255,000   4.000   01/01/2010     2,313,901
   Commonwealth of Virginia, Series B, GO Unlimited                                    1,655,000   5.000   06/01/2011     1,797,280
   Virginia College Building Authority Virginia Educational Facilities Revenue
      Bonds, 21st Century College, Series B                                            1,450,000   5.000   02/01/2010     1,502,345
   Virginia State Public School Authority Revenue Bonds, Series VII                    1,290,000   5.000   04/15/2011     1,390,065
                                                                                                                        -----------
                                                                                                                          7,003,591
                                                                                                                        -----------
WASHINGTON -- 2.7%
   Tacoma Washington Electrical Systems Revenue Bonds, Series A, INS: FSA (c)          1,500,000   5.750   01/01/2011     1,638,720

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                       PRINCIPAL              DATE
                                                                                       AMOUNT OR    RATE       OF          VALUE
                                                                                        SHARES       %      MATURITY         $
                                                                                       ---------   -----   ----------   -----------
TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
WASHINGTON -- (CONTINUED)
   Whatcom County Washington School District No 506 Nooksack Valley, GO Unlimited,
      INS: School Building Guaranty                                                      815,000   4.000   12/01/2009       833,468
                                                                                                                        -----------
                                                                                                                          2,472,188
                                                                                                                        -----------
WISCONSIN -- 6.3%
   City of Milwaukee GO Unlimited, Corp Purpose, Series R (c)                          2,500,000   5.625   09/01/2010     2,668,900
   South Milwaukee Wisconsin Promissory Notes, GO Unlimited, INS: MBIA                 1,000,000   4.375   06/01/2010     1,034,950
   State of Wisconsin GO Unlimited, Series C                                           2,000,000   4.000   05/01/2011     2,106,940
                                                                                                                        -----------
                                                                                                                          5,810,790
                                                                                                                        -----------
TOTAL TAX-EXEMPT OBLIGATIONS
(Cost $85,527,849)                                                                                                       86,910,060
                                                                                                                        -----------
MONEY MARKET FUND -- 4.5%
   State Street Institutional Tax Free Money Market Fund (at net asset value) (d)      4,184,140                          4,184,140
                                                                                                                        -----------
Total MONEY MARKET FUND
(Cost $4,184,140)                                                                                                         4,184,140
                                                                                                                        -----------
TOTAL INVESTMENTS(E)+ -- 98.9%
(COST $89,711,989)                                                                                                       91,094,200
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                                                                             1,015,130
                                                                                                                        -----------
NET ASSETS -- 100.0%                                                                                                    $92,109,330
                                                                                                                        ===========

(a)  Zero-coupon bond - Interest rate represents current yield to maturity.

(b)  Variable Rate Security - Interest Rate is in effect as of March 31, 2009.

(c)  Date shown is pre-refunded date.

(d)  Affiliated issuer. See table that follows for more information.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009 was $1,384,509 and $2,298, respectively, resulting in net unrealized appreciation of investments of $1,382,211.

+ Security Valuation: Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
HDA       Hospital Development Authority
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                                  Investments in
Valuation Inputs                                                    Securities
----------------                                                  --------------
Level 1 - Quoted Prices                                             $        --
Level 2 - Other Significant Observable Inputs                        91,094,200
Level 3 - Significant Unobservable Inputs                                    --
                                                                    -----------
   Total                                                            $91,094,200
                                                                    ===========

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at March 31, 2009 is listed in the Portfolio of Investments.

                          Number of     Shares purchased for   Shares sold for                                    Income Earned for
                       shares held at    the 3 months ended      the 3 months    Number of shares    Value at    the 3 months ended
Security Description     12/31/2008            3/31/09          ended 3/31/09    held at 3/31/09      3/31/09          3/31/09
--------------------   --------------   --------------------   ---------------   ----------------   ----------   ------------------
State Street
   Institutional Tax
   Free Money Market
   Fund                  10,110,420           4,624,238           10,550,518         4,184,140      $4,184,140         $13,662

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE         AMOUNT           COST
------------------                               --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.2%
   Fannie Mae Discount Notes (a)                   1.150%   05/01/2009   $ 50,000,000   $   49,952,083
   Fannie Mae Discount Notes (a)                   0.290%   05/26/2009     55,000,000       54,975,632
   Fannie Mae Discount Notes (a)                   0.600%   06/11/2009     21,000,000       20,975,150
   Fannie Mae Discount Notes (a)                   0.480%   06/25/2009     35,000,000       34,960,333
   Fannie Mae Discount Notes (a)                   0.400%   07/06/2009     45,000,000       44,952,000
   Fannie Mae Discount Notes (a)                   0.500%   07/15/2009     25,000,000       24,963,542
   Fannie Mae Discount Notes (a)                   0.550%   07/30/2009     15,000,000       14,972,500
   Fannie Mae Discount Notes (a)                   0.505%   07/31/2009     81,000,000       80,862,514
   Fannie Mae Discount Notes (a)                   0.450%   08/05/2009     49,166,000       49,088,564
   Fannie Mae Discount Notes (a)                   0.580%   09/09/2009     52,115,000       51,979,819
   Federal Home Loan Bank Discount Notes (a)       0.380%   04/24/2009     50,000,000       49,987,861
   Federal Home Loan Bank Discount Notes (a)       0.240%   05/19/2009    110,000,000      109,964,800
   Federal Home Loan Bank Discount Notes (a)       0.300%   05/26/2009      5,675,000        5,672,399
   Federal Home Loan Bank Discount Notes (a)       1.600%   05/26/2009     70,000,000       69,828,889
   Federal Home Loan Bank Discount Notes (a)       0.400%   05/28/2009     25,000,000       24,984,167
   Federal Home Loan Bank Discount Notes (a)       0.300%   06/02/2009     35,000,000       34,981,917
   Federal Home Loan Bank Discount Notes (a)       0.400%   07/07/2009     40,000,000       39,956,889
   Federal Home Loan Banks (b)                     0.533%   04/09/2009     50,000,000       50,000,000
   Federal Home Loan Banks (b)                     1.036%   05/13/2009    150,000,000      150,054,810
   Federal Home Loan Mortgage Corporations (b)     0.610%   04/06/2009    150,000,000      150,000,000
   Federal Home Loan Mortgage Corporations (b)     0.526%   04/20/2009     50,000,000       50,016,130
   Federal National Mortgage Association (b)       1.244%   04/13/2009    150,000,000      150,000,000
   Freddie Mac Discount Notes (a)                  0.400%   05/11/2009     80,000,000       79,964,444
   Freddie Mac Discount Notes (a)                  0.200%   05/18/2009     50,000,000       49,986,944
   Freddie Mac Discount Notes (a)                  0.290%   05/27/2009    130,000,000      129,941,356
   Freddie Mac Discount Notes (a)                  0.310%   06/24/2009     60,000,000       59,956,600
   Freddie Mac Discount Notes (a)                  0.510%   07/01/2009     75,000,000       74,903,312
                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                 1,707,882,655
                                                                                        --------------

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                                           INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                                         RATE        DATE         AMOUNT           COST
------------------                                                       --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS -- 43.8%
   Bank of America Tri Party Repo, dated 03/31/09 (collateralized by
      Federal Home Loan Mortgage Corporation, 0.000% due 03/15/14
      Federal National Mortgage Association, 0.000% due 11/15/15 -
      05/15/22 and Resolution Funding Strips, 0.000% due 07/15/14 -
      07/15/18 valued at $32,981,170); proceeds $32,334,135               0.150%    04/01/2009   $ 32,334,000   $   32,334,000
   BNP Tri Party Repo dated 03/31/09 (collateralized by Federal Home
      Loan Bank, 4.750% - 5.140% due 02/09/11 - 01/16/18 Federal
      Home Loan Mortgage Corporation, 4.000% - 5.600% due 06/12/13
      - 10/05/17 and Federal National Mortgage Association, 2.000% -
      5.000% due 06/08/09 - 01/29/18 valued at $408,000,839); proceeds
      $400,002,000                                                        0.180%    04/01/2009    400,000,000      400,000,000
   Citigroup Tri Party Repo, dated 03/31/09 (collateralized by Federal
      Home Loan Bank, 5.050% due 06/15/12 and United States
      Treasury Note, 3.375% due 11/30/12 valued at $102,000,000);
      proceeds $100,000,417                                               0.150%    04/01/2009    100,000,000      100,000,000
   Deutsche Tri Party Repo, dated 03/31/09 (collateralized by Federal
      National Loan Bank, 3.000% due 12/10/10 and Federal Home
      Loan Mortgage Corporation, 7.000% due 03/15/10 valued at
      $102,000,673); proceeds $100,000,528                                0.190%    04/01/2009    100,000,000      100,000,000
   HSBC Tri Party Repo, dated 03/31/09 (collateralized by Federal
      National Mortgage Association, 0.00% - 5.050% due 06/09/09 -
      02/12/14 valued at $408,000,817); proceeds $400,001,556             0.140%    04/01/2009    400,000,000      400,000,000
   ING Tri Party Repo, dated 03/31/09 (collateralized by Federal Farm
      Credit Bank, 2.250% - 2.650% due 12/16/10 - 01/12/12 and Federal
      Home Loan Bank, 0.960% - 3.100% due 01/28/10 - 02/04/10
      valued at $102,000,405); proceeds $100,000,611                      0.220%    04/01/2009    100,000,000      100,000,000
   Morgan Stanley Tri Party Repo, dated 03/31/09 (collateralized by a
      Federal Home Loan Mortgage Corporation, 0.000% due 03/09/11
      valued at $102,001,398); proceeds $100,000,556                      0.200%    04/01/2009    100,000,000      100,000,000
   UBS Warburg Tri Party Repo, dated 03/31/09 (collateralized by FICO
      Strip Coupons, 0.000% due 09/26/11 - 09/26/18 and FICO Strip
      Principals, 9.800% - 10.650%, due 10/06/17 - 04/06/18 valued at
      $102,003,488); proceeds $100,000,444                                0.160%    04/01/2009    100,000,000      100,000,000
                                                                                                                --------------
TOTAL REPURCHASE AGREEMENTS                                                                                      1,332,334,000
                                                                                                                --------------
TOTAL INVESTMENTS(C) + -- 100.0%                                                                                 3,040,216,655
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.00%                                                                         589,525
                                                                                                                --------------
NET ASSETS -- 100.0%                                                                                            $3,040,806,180
                                                                                                                ==============

(a)  Discount rate at time of purchase.

(b)  Variable Rate Security - Interest Rate is in effect as of March 31, 2009.

(c)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                     Investments in
Valuation Inputs                       Securities
----------------                     --------------
Level 1 - Quoted Prices              $           --
Level 2 - Other Significant
Observable Inputs                     3,040,216,655
Level 3 - Significant Unobservable
Inputs                                           --
   Total                             $3,040,216,655

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                             INTEREST    MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE         AMOUNT          COST
------------------                         --------   ----------   -----------   --------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   United States Treasury Bill              0.010%    04/02/2009    $3,215,000   $    3,214,999
   United States Treasury Bill              0.050%    04/02/2009     1,448,000        1,447,998
   United States Treasury Bill              0.095%    04/02/2009    16,901,000       16,900,955
   United States Treasury Bill              0.100%    04/02/2009   175,000,000      174,999,514
   United States Treasury Bill              0.200%    04/02/2009    17,540,000       17,539,903
   United States Treasury Bill              0.001%    04/09/2009     3,013,000        3,012,999
   United States Treasury Bill              0.010%    04/09/2009    36,350,000       36,349,936
   United States Treasury Bill              0.190%    04/09/2009   150,000,000      149,993,667
   United States Treasury Bill              0.200%    04/09/2009    50,000,000       49,997,778
   United States Treasury Bill              0.240%    04/09/2009    50,000,000       49,997,333
   United States Treasury Bill              0.200%    04/16/2009    90,051,000       90,043,496
   United States Treasury Bill              0.100%    04/23/2009    50,000,000       49,996,944
   United States Treasury Bill              0.250%    04/29/2009   100,000,000       99,980,556
   United States Treasury Bill              0.185%    05/07/2009    43,236,000       43,228,001
   United States Treasury Bill              0.200%    05/07/2009    39,611,000       39,603,078
   United States Treasury Bill              0.240%    05/07/2009   100,000,000       99,976,000
   United States Treasury Bill              0.200%    05/14/2009   100,000,000       99,976,111
   United States Treasury Bill              0.340%    05/14/2009    50,000,000       49,979,695
   United States Treasury Bill              0.110%    05/15/2009    50,000,000       49,993,278
   United States Treasury Bill              0.210%    05/21/2009    75,000,000       74,978,125
   United States Treasury Bill              0.325%    05/21/2009   125,000,000      124,943,576
   United States Treasury Bill              0.290%    05/28/2009    50,000,000       49,977,042
   United States Treasury Bill              0.300%    05/28/2009   125,000,000      124,940,625
   United States Treasury Bill              0.200%    06/04/2009     5,256,000        5,254,131
   United States Treasury Bill              0.280%    06/04/2009    50,000,000       49,975,111
   United States Treasury Bill              0.200%    06/11/2009    16,058,000       16,051,666
   United States Treasury Bill              0.240%    06/11/2009   150,000,000      149,929,000
   United States Treasury Bill              0.240%    06/18/2009    50,000,000       49,974,000
   United States Treasury Bill              0.250%    06/18/2009    70,000,000       69,962,083
   United States Treasury Bill              0.225%    06/25/2009    40,000,000       39,978,750
   United States Treasury Bill              0.230%    06/25/2009    35,000,000       34,980,993
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   1,917,177,343
                                                                                 --------------
TOTAL INVESTMENTS(a) + -- 100.0%                                                  1,917,177,343
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                               (200,623)
                                                                                 --------------
NET ASSETS -- 100.0%                                                             $1,916,976,720
                                                                                 ==============

(a)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                         $           --
Level 2 - Other Significant Observable Inputs    1,917,177,343
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
   TOTAL                                        $1,917,177,343
                                                --------------

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

               STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

NAME OF ISSUER                                                                     INTEREST   MATURITY    PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                                   RATE       DATE        AMOUNT          COST
----------------------------------                                                 --------  ----------  -----------   ------------
U.S. TREASURY OBLIGATIONS -- 73.7%
United States Treasury Bill                                                          0.260%  04/09/2009  $50,000,000   $ 49,997,111
United States Treasury Bill                                                          0.200%  05/14/2009   50,000,000     49,988,056
United States Treasury Bill                                                          0.340%  05/14/2009   50,000,000     49,979,695
United States Treasury Bill                                                          0.210%  05/21/2009   25,000,000     24,992,708
United States Treasury Bill                                                          0.325%  05/21/2009   25,000,000     24,988,715
United States Treasury Bill                                                          0.300%  05/28/2009   25,000,000     24,988,125
United States Treasury Bill                                                          0.280%  06/04/2009   50,000,000     49,975,111
United States Treasury Bill                                                          0.240%  06/11/2009   50,000,000     49,976,333
United States Treasury Bill                                                          0.240%  06/18/2009   15,000,000     14,992,200
United States Treasury Bill                                                          0.250%  06/18/2009   15,000,000     14,991,875
                                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                         354,869,929
                                                                                                                       ------------
REPURCHASE AGREEMENTS -- 26.3%
   BNP Tri Party Repo, dated 3/31/09 (collateralized by U.S.
      Treasury Strips, 0.000% due 11/15/15 - 11/15/17 and a U.S Treasury
      Strip Principal, 0.000% due 08/15/15 valued at $51,000,051);
      proceeds $50,000,139                                                           0.100%  04/01/2009   50,000,000     50,000,000
   HSBC Tri Party Repo, dated 3/31/09 (collateralized by Federal
      National Mortgage Association, 2.500% - 3.000% due 04/28/10 -
      6/10/10, valued at 20,404,996); proceeds $20,000,072                           0.130%  04/01/2009   20,000,000     20,000,000
   ING Tri Party Repo, dated 3/31/09 (collateralized by U.S.
      Treasury Bill, 0.000% due 05/21/09, valued at $51,004,798); proceeds
      $50,000,222                                                                    0.160%  04/01/2009   50,000,000     50,000,000
   UBS Warburg Tri Party Repo, dated 3/31/09 (collateralized by a
      U.S. Treasury Note, 2.750% due 02/15/19 valued at $7,094,503);
      proceeds $6,955,029                                                            0.150%  04/01/2009    6,955,000      6,955,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS                                                                                             126,955,000
                                                                                                                       ------------
TOTAL INVESTMENTS(a) + -- 100.0%                                                                                        481,824,929
LIABILITIES IN EXCESS OF ASSETS -- 0.00%                                                                                    (73,289)
                                                                                                                       ------------
NET ASSETS -- 100.0%                                                                                                   $481,751,640
                                                                                                                       ============

(a)  Also represents the cost for federal tax purposes.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                   SECURITIES
----------------                                                 --------------
Level 1 - Quoted Prices                                           $         --
Level 2 - Other Significant Observable Inputs                      481,824,929
Level 3 - Significant Unobservable Inputs                                   --
   TOTAL                                                          $481,824,929

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption FSP 157-4 will have on the Funds' or Investment Company's financial statement disclosures.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: May 22, 2009


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial
    Officer)

Date: May 22, 2009